DERIVATIVES (Effect on Statement of Operations) (Details) - Foreign Exchange Contract [Member] - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Derivatives Not Designated as Hedging Instruments [Member] | Other Income (Expense) [Member]
Derivative [Line Items]
Gain (loss) recognized in other income (expense), net	$ 4	$ 6	$ (10)
Cash Flow Hedges [Member] | Designated as Hedging Instrument [Member] | Accumulated Other Comprehensive Income (Loss) [Member]
Derivative [Line Items]
Gain (loss) recognized in accumulated other comprehensive income	0	6	(7)
Cash Flow Hedges [Member] | Designated as Hedging Instrument [Member] | Cost of Products and Services [Member]
Derivative [Line Items]
Gain (loss) reclassified from accumulated other comprehensive income into cost of products	$ 4	$ (1)	$ (12)